Background and Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Feb. 03, 2012	Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common Stock Conversion Ratio, Percent Converted in Spinoff Transaction			50.00%
Common Stock, Shares, Retained by Ralcorp in Spinoff Transaction			6.8
Payment to Ralcorp	$ 900.0	$ 0
Due to Related Parties, Current			784.5
Stockholders' Equity, Other	(181.8)
Investment in partnership	$ 0		$ 60.2	$ 60.2